Share-Based Payments	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Share-Based Payments
NOTE 33. SHARE-BASED PAYMENTS
a) Executive Incentive Plan (EIP)
Equity incentives are granted under the Executive Incentive Plan (EIP) which was approved by shareholders at the 2024 Annual General Meeting. In light of our increasing operations globally the Board reviewed the Company’s incentive arrangements to ensure that it continued to retain and motivate key executives in a manner that is aligned with members’ interests.
As a result of that review, an ‘umbrella’ EIP was adopted to which eligible executives are invited to apply for the grant of performance rights and/or options. Equity incentives granted in accordance with the EIP Rules are designed to provide meaningful remuneration opportunities and will reflect the importance of attracting and retaining a world-class management team. The Company endeavors to achieve simplicity and transparency in remuneration design, whilst also balancing competitive market practices in France, Germany, and Australia. The company grants Short Term Incentives (STIs) and Long-Term Incentives (LTIs) under the EIP. All the performance rights granted under the Executive Incentive Plan (EIP) exercisable into ordinary shares with nil exercise price. The weighted average remaining contractual life of performance rights outstanding at the end of the period was 3.69 years.
Set out below are summaries of all STI and LTI performance rights granted under the EIP excluding the performance rights issued to non-executive directors:
Fiscal year ended June 30, 2025

Grant date	Fair Value	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 26, 2021	0.490	3,600,000	—	(2,400,000)	—	1,200,000	—
November 26, 2021	0.490	4,500,000	—	(3,000,000)	—	1,500,000	—
November 26, 2021	0.490	1,933,333	—	(966,667)	—	966,666	—
December 16, 2022	0.330	1,112,334	—	—	—	1,112,334	834,250
January 31, 2024	0.350	1,343,856	—	—	(1,343,856)	—	—
January 31, 2024	0.350	1,381,012	—	(460,338)	(662,610)	258,064	—
November 22, 2024	0.305	—	2,700,000	—	—	2,700,000	—
November 22, 2024	0.305	—	3,600,000	—	—	3,600,000	—
November 22, 2024	0.305	—	3,200,000	—	—	3,200,000	—
December 5, 2024	0.310	—	1,700,000	—	—	1,700,000	—

Total		13,870,535	11,200,000	(6,827,005)	(2,006,466)	16,237,064	834,250

The weighted
 average share price on the exercising date during the financial year 2025 is $
0.284
.

Fiscal year ended June 30, 2024

	$		$		$		$		$		$		$
Grant date	Fair Value		Balance at start of the fiscal year Number		Granted during the fiscal year Number		Exercised during the fiscal year Number		Lapsed during the fiscal year Number		Balance at end of the fiscal year Number		Vested and exercisable at end of the fiscal year Number
October 1, 2021		0.550		17,699		—		(17,699)		—		—		—
November 26, 2021		0.490		3,600,000		—		—		—		3,600,000		1,200,000
November 26, 2021		0.490		4,500,000		—		—		—		4,500,000		1,500,000
November 26, 2021		0.490		2,900,000		—		(966,667)		—		1,933,333		—
December 16, 2022		0.330		1,112,334		—		—		—		1,112,334		556,167
January 31, 2024		0.350		—		1,343,856		—		—		1,343,856		—
January 31, 2024		0.350		—		1,381,012		—		—		1,381,012		—

Total				12,130,033		2,724,868		(984,366)		—		13,870,535		3,256,167

The weighted average share price on the exercising date during the financial year 2024 is $0.285.
Fiscal year ended June 30, 2023

	$		$		$		$		$		$		$
Grant date	Fair value		Balance at start of the fiscal year Number		Granted during the fiscal year Number		Exercised during the fiscal year Number		Lapsed during the fiscal year Number		Balance at end of the fiscal year Number		Vested and exercisable at end of the fiscal year Number
October 3, 2019		0.260		1,500,000		—		(1,500,000)		—		—		—
November 1, 2019		0.280		2,400,000		—		(2,400,000)		—		—		—
January 2, 2020		0.260		1,400,000		—		(1,400,000)		—		—		—
October 2, 2020		0.235		263,502		—		(263,502)		—		—		—
October 1, 2021		0.550		206,404		—		(188,705)		—		17,699		—
November 26, 2021		0.490		3,600,000		—		—		—		3,600,000		—
November 26, 2021		0.490		4,500,000		—		—		—		4,500,000		—
November 26, 2021		0.490		2,900,000		—		—		—		2,900,000		—
December 16, 2022		0.330		—		1,112,334		—		—		1,112,334		—

Total				16,769,906		1,112,334		(5,752,207)		—		12,130,033		—

The weighted average share price
on
the exercising date during the financial year 2023 is $0.24.

The fair value at grant date for short term incentive (STI) and long-term incentives (LTI) performance rights are determined using a Black-Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2025 included:

	$		$
Grant date	December 5, 2024		November 22, 2024
Share price at grant date		$0.31		$0.305
Expected price volatility of the Company’s shares		63%		63%
Expected dividend yield		Nil		Nil
Risk-free interest rate		3.88%		4.2%
The model inputs for STI performance rights granted during the fiscal year ended June 30, 2024 included:

	$		$
Grant date	June 30, 2024*		January 31, 2024
Share price at grant date		$0.295		$0.35
Expected price volatility of the Company’s shares		62%		58%
Expected dividend yield		Nil		Nil
Risk-free interest rate		4.19%		3.68%

*
3,147,952 performance rights due to vest on October 1, 2024, 3,147,952 performance rights due to vest on October 1, 2025 and 447,952 performance rights due to vest on October 1, 2026 have not met the definition of grant date under AASB 2 (IFRS 2)- Share Based payments. Accordingly, the share-based expense recogni
z
ed was using an estimate of the grant date fair value at June 30, 2024. The value will be re-assessed at each reporting date until grant date has been identified. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the financial year 2024 and no option was granted during the year ended June 30, 2024.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2023 included:

Grant date	June 30, 2023*
Share price at grant date	$0.275
Expected price volatility of the Company’s shares	60%
Expected dividend yield	Nil
Risk-free interest rate	3.40%

*
2,700,000 performance rights due to vest on October 1, 2024 and 2,700,000 performance rights due to vest on October 1, 2025 have not met the definition of grant date under AASB 2(IFRS2) - Share Based payments. Accordingly, the share-based expense recogni
z
ed was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed at each reporting date until grant date has been identified. For all tranches, the vesting conditions consist of service-based vesting conditions subject to certain defined corporate Key Performance Indicators (KPIs). The performance rights will expire, if not exercised, five years from the date of issue. There are no outstanding options under EIP at the beginning of the fiscal year 2023 and no option was granted during the year ended June 30, 2023.

Fair value of options granted
No options were granted during the fiscal years ended June 30, 2025, June 30, 2024 and June 30, 2023.
(b) Performance rights issued to non-executive directors with shareholders’ approval
All the performance rights issued to non-executive directors are exercisable into ordinary shares with $nil exercising price. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 3.13 years.

Fiscal year ended 30 June 2025

2025 Grant date	Type of Performance right granted	Fair Value*	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 23, 2022	Director rights	0.310	1,166,667	—	(388,889)	—	777,778	—
December 1, 2021	Director rights	0.490	226,414	—	(226,414)	—	—	—
October 24, 2023	Director rights	0.320	178,356	—	(78,356)	—	100,000	—
October 24, 2023	Director rights	0.320	589,955	—	(256,621)	—	333,334	—

Total			2,161,392	—	(950,280)	—	1,211,112	—

*	The weighted average share price on the exercising date during the financial year 2025 is $0.332.
Fiscal year ended 30 June 2024

2024 Grant date	Type of Performance right granted	Fair Value*	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 1, 2019	Director rights	0.280	500,000	—	(500,000)	—	—	—
November 23, 2022	Director rights	0.310	1,166,667	—	—	—	1,166,667	—
December 1, 2021	Director rights	0.490	226,414	—	—	—	226,414	113,207
October 24, 2023	Director rights	0.320	—	178,356	—	—	178,356	28,356
October 24, 2023	Director rights	0.320	—	589,955	—	—	589,955	89,954

Total			1,893,081	768,311	(500,000)	—	2,161,392	231,517

The weighted average share price on the exercising date during the financial year 2024 is $0.285.
Fiscal year ended 30 June 2023

2023 Grant date	Type of performance right granted	Fair Value*	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Lapsed during the fiscal year Number		Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
November 1, 2019	Director rights	0.280	1,000,000	—	(500,000)	—		500,000	—
November 23, 2022	Director rights	0.310	—	1,166,667	—	—		1,166,667	—
December 1, 2021	Director rights	0.490	339,621	—	(113,207)	—		226,414	—
November 23, 2022	Director rights	0.310	—	457,832	(92,966)	(364,866	)*	—	—

Total			1,339,621	1,624,499	(706,173)	(364,866)		1,893,081	—

*	The change during the year represents derecognition due to the cessation of the director.
The weighted average share price on the exercising date during the financial year 2023 is $0.28.
On November 5, 2019, there was a 10 to 1 share consolidation. The number of performance rights and fair value in fiscal year 2025, 2024 and 2023 movement table have therefore been adjusted retrospectively for the share consolidation.
Fair value of performance rights granted
The fair value at grant date for the performance rights issued to non-executive directors with shareholders’ approval are determined using a Black- Scholes option pricing model that takes into account the exercise price, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2024 included:

	$		$
Grant date	June 30, 2024*		October 24, 2023
Share price at grant date		$0.295		$0.32
Expected price volatility of the Company’s shares		62%		56%
Expected dividend yield		Nil		Nil
Risk-free interest rate		4.11%		4.3%

*
Director performance rights granted during the year ended June 30, 2024 have not met the definition of grant date under AASB 2(IFRS 2) - Share Based payments. Accordingly, the share-based expense recognized was using an estimate of the grant date fair value at June 30, 2024. The value will be re-assessed at the next reporting date as the grant date will be the 2024 AGM date.

The model inputs for STI performance rights granted during the fiscal year ended June 30, 2023 included:

	$		$
Grant date	June 30, 2023*		November 23, 2022
Share price at grant date		$0.315		$0.310
Expected price volatility of the Company’s shares		75%		75%
Expected dividend yield		Nil		Nil
Risk-free interest rate		3.94%		3.4%

*
Director performance rights granted during the year ended June 30, 2023 have not met the definition of grant date under AASB 2 (IFRS 2) - Share Based payments. Accordingly, the share-based expense recogni
z
ed was using an estimate of the grant date fair value at June 30, 2023. The value will be re-assessed at the next reporting date as the grant date will be the 2023 AGM date.

(c) Options issued to other parties
During the fiscal year ended June 30, 2016, options were issued to Ridgeback Capital Investments and Trout Group LLC and eligible to be exercised. The weighted average remaining contractual life of performance rights outstanding at the end of the period was less than 0.1 years.
Set out below is a summary of the options granted to both parties:

2024 Grant date	Expiry date	Exercise price	Balance at start of the fiscal year Number	Granted during the fiscal year Number	Exercised during the fiscal year Number	Forfeited during the fiscal year Number	Balance at end of the fiscal year Number	Vested and exercisable at end of the fiscal year Number
July 31, 2015	August 5, 2025	0.248	847,600	—	—	—	847,600	—

Total			847,600	—	—	—	847,600	—

Fair value of options granted
No options granted during the fiscal year ended June 30, 2025 (2024 – nil). The fair value at grant date is determined using a Black-Scholes option pricing model that takes into account the exercise price, the term of the option, the impact of dilution, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield and the risk-free interest rate for the term of the option.
(d) Expenses arising from share-based payment transactions
Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2025 A$	June 30, 2024 A$
Employee share-based payment expense	1,163,543	1,796,286

	1,163,543	1,796,286

Share-based payment transactions with employees are recognized during the period as a part of corporate and administrative expenses.